Equity-Based Compensation and Equity - Share-based Compensation, Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Series C Units [Member]
Beginning of the period	174,190	156,975	150,906
Grants	2,900	21,953	10,830
Forfeitures	(5,064)	(4,738)	(4,416)
Repurchases			(345)
End of the period	172,026	174,190	156,975
Common Series C2 Units [Member]
Beginning of the period	33,400	33,525
Grants	2,500	1,425	34,275
Forfeitures	(3,625)	(1,550)	(750)
End of the period	32,275	33,400	33,525